Deferred Tax (Tables)	12 Months Ended
Sep. 30, 2022
Deferred Tax
Summary of deferred Tax

	2022	2021	2020
	$'000	$'000	$'000
At the beginning of the period	—	—	551
Movement in the year recognised in profit or loss	—	—	(569)
Foreign exchange on translation	—	—	18
At the end of the year	—	—	—
The deferred tax liability/(asset) is made up as follows:
Intangible asset and other timing differences	10,389	4,685	1,582
Unrelieved tax losses	(10,389)	(4,685)	(1,582)
	—	—	—